PERSONNEL EXPENSES (Schedule of Personnel Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Wages and salaries	$ 26,316	$ 25,901	$ 24,531
Social welfare costs	2,424	2,542	2,418
Pension costs	459	552	711
Share-based payments	928	1,414	1,550
Restructuring costs		1,276
PERSONNEL EXPENSES	$ 30,127	$ 31,685	$ 29,210